Document and Entity Information	Mar. 31, 2025
Cover [Abstract]
Entity Registrant Name	Savara Inc
Amendment Flag	false
Entity Central Index Key	0001160308
Document Type	8-K
Document Period End Date	Mar. 31, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-32157
Entity Tax Identification Number	84-1318182
Entity Address, Address Line One	1717 Langhorne Newtown Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Langhorne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19047
City Area Code	(512)
Local Phone Number	614-1848
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SVRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false